Risk Management Activities - Commodity Risk Management (Details) - Commodity risk management t in Thousands, gal in Thousands, kJ in Billions	Dec. 31, 2017 MWh kJ t gal	Dec. 31, 2016 MWh kJ t gal
Electricity [Member] | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount sold	1,997,000	4,916,000
Notional amount purchased	44,000	0
Electricity [Member] | Non-Hedges [Member]
Disclosure of detailed information about hedges [line items]
Notional amount sold	14,688,000	19,362,000
Notional amount purchased	7,348,000	19,060,000
Natural gas | Non-Hedges [Member]
Disclosure of detailed information about hedges [line items]
Notional amount sold | kJ	74,194	146,113
Notional amount purchased | kJ	103,805	173,187
Transmission | Non-Hedges [Member]
Disclosure of detailed information about hedges [line items]
Notional amount sold	1,000	0
Notional amount purchased	3,455,000	3,429,000
Emissions | Non-Hedges [Member]
Disclosure of detailed information about hedges [line items]
Derivative, Nonmonetary Notional Amount Sold, Emissions | t	516	1,370
Derivative, Nonmonetary Notional Amount Purchased, Emissions | t	717	1,370
Heating Oil | Non-Hedges [Member]
Disclosure of detailed information about hedges [line items]
Derivative, Nonmonetary Notional Amount Sold In Gallons | gal	0	0
Derivative, Nonmonetary Notional Amount Purchased In Gallons | gal	0	294